Segment reporting - Non-current assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	$ 713,049	$ 663,883
USA
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	213,663	231,565
United Kingdom
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	462	946
Europe
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	360,819	299,278
Spain
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	151,200	109,759
France
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	151,880	133,684
Other EU Countries
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	57,739	55,835
Rest of World
Disclosure of operating segments [line items]
Non-Current Assets Segment Reporting	$ 138,105	$ 132,094